Other Non-Current Financial Assets	12 Months Ended
Dec. 31, 2020
Parent Company
Other Non-Current Financial Assets
Other Non-Current Financial Assets	Note 16 Other Non-Current Financial Assets

	December 31,
	2020	2019
Opening balance	1,939	341
Bank guarantees granted	0	1,888
Reimbursement security deposit	0	(290)
Net book value	1,939	1,939